UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6325 La Valle Plateada, Rancho Santa Fe, CA     92067

(Address of principal executive offices)                 (Zip code)

Harvey Neiman

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 759-4223

Date of fiscal year end: March 31

Date of reporting period: July 1, 2006 – June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Proxy Voting Record

Account Name: Neiman Large Cap Value Fund
Custodian Name: US Bank

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

Vote	MRV	vs. Mgmt.	Author	Proposal

H.J. HEINZ COMPANY	8/23/2005			2400	423074103	HNZ
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
W.R. JOHSON, C.E. BUNCH, M.C. CHOKSI, L.S. COLEMAN JR,
P.H. COORS, J.G. DROSDICK, E.E. HOLIDAY, C. KENDLE, D.R. O'HARE
D.H. REILLEY, L.C. SWANN, T.J. USHER.
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM.

PHELPS DODGE CORPORATION	9/25/2006			1000	717265102	PD
FOR	FOR	WITH	ISSUER	1. APPROVE THE AMENDMENT TO AND RESTATEMENT OF PHELPS DODGE'S
RESTATED CERTIFICATE OF INCORPORATION TO CHANGE THE
COMPANY'S NAME TO PHELPS DODGE INCO CORPORATION FROM PHELPS
DODGE CORPORATION, TO INCREASE THE NUMBER OF AUTHORIZED
SHARES OF PHELPS DODGE COMMON STOCK FROM 300 MILLION TO 800
MILLION SHARES, AND TO INCREASE THE MAXIMUM NUMBER OF MEMBERS
OF PHELPS DODGE'S BOARD OF DIRECTORS FROM 12 TO 15.
FOR	FOR	WITH	ISSUER	2. APPROVE THE ISSUANCE OF PHELPS DODGE COMMON STOCK PAR VALUE
$6.25 PER SHARE.
FOR	FOR	WITH	ISSUER	3. APPROVE THE POSTPONEMENT OR ADJORNMENT OF THE SPECIAL MEETING
TO A LATER DATE OR DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE
TIME OF THE SPECIAL MEETING TO APPROVE THE CHARTER AMENDMENT
PROPOSAL.
FOR	FOR	WITH	ISSUER	4. APPROVE THE POSTPONMENT OR ADJOURNMENT OF THE SPECIAL MEETING
TO A LATER DATE OR DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE
TIME OF THE SPECIAL MEETING TO APPROVE THE SHARE ISSUANCE
PROPOSAL.

SK TELECOM CO	3/9/2007			3000	78440P108	SKM
FOR	FOR	WITH	ISSUER	1. APPROVAL OF THE BALANCE SHEETS, STATEMENTS OF INCOME, AND
STATEMENTS OF APPROPRIATIONS OF RETAINED EARNINGS OF THE 23RD
FISCAL YEAR, AS SET FORTH IN ITEM 1 OF THE COMPANY'S AGENDA
ENCLOSED HEREWITH.
FOR	FOR	WITH	ISSUER	2. APPROVAL OF THE CEILING AMOUNT OF THE REMUNERATION OF
DIRECTORS SET FORTH IN THE COMPANY'S AGENDA ENCLOSED HEREWITH.
FOR	FOR	WITH	ISSUER	3A1. APPROVAL OF THE APPOINTMENT OF MR. JUNG NAM CHO, AS
EXECUTIVE DIRECTOR.
FOR	FOR	WITH	ISSUER	3A2. APPROVAL OF THE APPOINTMENT OF MR. SUNG MIN HA, AS
EXECUTIVE DIRECTOR.
FOR	FOR	WITH	ISSUER	3B. APPROVAL OF THE APPOINTMENT OF MR. DAL SUP SHIM, AS
INDEPENDENT NON-EXECUTIVE DIRECTOR WHO WILL BE A MEMBER OF THE
AUDIT COMMITTEE

FREEPORT-MCMORAN COPPER & GOLD INC		3/14/2007		1000	35671D857	FCX
FOR	FOR	WITH	ISSUER	1. APPROVAL OF THE PROPOSED AMENDMENT TO THE FREEPORT-MCMORAN
COPPER & GOLD INC CERTIFICATE OF INCORPORATION TO INCREASE THE
AUTHORIZED NUMBER OF SHARES OF FREEPORT-MCMORAN CAPITAL STOCK
TO 750,000,000, TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF
CLASS B COMMON STOCK TO 700,000,000, ALL AS MORE FULLY DESCRIBED
IN THE JOINT PROXY STATEMENT/PROSPECTUS DATED FEBRUARY 12, 2007.
FOR	FOR	WITH	ISSUER	2. APPROVAL OF THE PROPOSED ISSUANCE OF SHARES OF FREEPORT-
MCMORAN COMMON STOCK IN CONNECTION WITH THE TRANSACTION
CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER, DATED AS OF
NOVEMBER 18, 2006 AMONG FREEPORT-MCMORAN, PHELPS DODGE
CORPORATION AND PANTHER ACQUISITION CORPORATION.
FOR	FOR	WITH	ISSUER	3. APPROVAL OF THE ADJOURNMENT OF THE SPECIAL MEETING , IF
NECESSARY, TO PERMIT SOLICITATION OF ADDITIONAL PROXIES IN FAVOR
OF EACH OF PROPOSAL 1 AND PROPOSAL 2.

CITIGROUP INC	4/17/2007			1500	172967101	C
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
C MICHAEL ARMSTRONG, ALAIN JP BELDA, GEORGE DAVID, KENNETH T DERR
JOHN M DEUTCH, ROBERTO HERNANDEZ RAMIREZ, KLAUS KLEINFELD
ANDREW N LIVERIS, RICHARD D PARSONS, CHARLES PRINCE, JUDITH RODIN
ROBERT RUBIN, FRANKLIN A THOMAS.
FOR	FOR	WITH	ISSUER	2. RATIFY SELECTION OF KPMG LLP AS CITIGROUP'S INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007
AGAINST	AGAINST	WITH	SHAREHOLDER	3. REPORT ON PRIOR GOVERNMENTAL SERVICE ON CERTAIN INDIVIDUALS
AGAINST	AGAINST	WITH	SHAREHOLDER	4. REPORT ON POLITICAL CONTRIBUTIONS
AGAINST	AGAINST	WITH	SHAREHOLDER	5. REPORT ON CHARITABLE CONTRIBUTIONS
AGAINST	AGAINST	WITH	SHAREHOLDER	6. ADVISORY RESOLUTION TO RETIFY EXECUTIVE COMPENSATION
AGAINST	AGAINST	WITH	SHAREHOLDER	7. CEO COMPENSATION BE LIMITED TO NO MORE THAN 100 TIMES
THE AVERAGE COMPANSATION PAID TO WORLDWIDE EMPLOYEES
AGAINST	AGAINST	WITH	SHAREHOLDER	8. CHAIRMAN OF THE BOARD HAVE NO MANAGEMENT DUTIES, TITLES
OR RESPONSIBILITIES
AGAINST	AGAINST	WITH	SHAREHOLDER	9. STOCK OPTIONS BE SUBJECT TO A FIVE YEAR SALES RESTRICTION
AGAINST	AGAINST	WITH	SHAREHOLDER	10. CUMULATIVE VOTING
AGAINST	AGAINST	WITH	SHAREHOLDER	11. STOCKHOLDERS HAVE THE RIGHT TO CALL A SPECIAL
SHAREHOLDER MEETING.

WEYERHAUSER COMPANY	4/19/2007			500	962166104	WY
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
STEVEN R ROGEL, DEBRA A CAFARO, RICHARD H SINKFIELD,
MICHAEL STEUERT, JAMES N SULLIVAN, KIM WILLIAMS
AGAINST	AGAINST	WITH	SHAREHOLDER	2. SHAREHOLDER PROPOSAL ON POLITICAL CONTRIBUTIONS
AGAINST	AGAINST	WITH	SHAREHOLDER	3. SHAREHOLDER PROPOSAL ON MAJORITY VOTE
AGAINST	AGAINST	WITH	SHAREHOLDER	4. SHAREHOLDER PROPOSAL ON WOOD SUPPLY
FOR	FOR	WITH	ISSUER	5. APPROVAL ON AN ADVISORY BASIS OF THE APPOINTMENT OF AUDITORS

HONEYWELL INTERNATIONAL, INC.	4/23/2007			2000	438516106	HON
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
GORDON M BETHUNE, JAIME CHICO PARDO, DAVID M. COTE, D SCOTT DAVIS
LINNET F DEILY, CLIVE R HOLLICK, JAMES J HOWARD, IVAN G SEIDENBERG
BRADLEY T SHEARES, ERIC K SHINSEKI, JOHN R STAFFORD,
MICHAEL W WRIGHT.
FOR	FOR	WITH	ISSUER	2. APPROVAL OF INDEPENDENT ACOCUNTANTS
FOR	FOR	WITH	ISSUER	3. 2007 HONEYWELL GLOBAL EMPLOYEE STOCK PLAN
AGAINST	AGAINST	WITH	SHAREHOLDER	4. RECOUP UNEARNED MANAGEMENT BONUSES
AGAINST	AGAINST	WITH	SHAREHOLDER	5. PERFORMANCE BASED STOCK OPTIONS
AGAINST	AGAINST	WITH	SHAREHOLDER	6. SPECIAL SHAREHOLDER MEETINGS
AGAINST	AGAINST	WITH	SHAREHOLDER	7. SIX SIGMA

ENCANA CORPORATION	4/23/2007			1200	292505104	ECA
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
RALPH S CUNNINGHAM, PATRICK D DANIEL, IAN W DELANEY
RANDALL K ERESMAN, MICHAEL A GRANDIN, BARRY W HARRISON
DALE A LUCAS, KEN F MCCREADY, VALARIE A A NIELSEN, DAVID P OBRIEN
JANE L PEVERETT, ALLAN P SAWIN, DENNIS A SHARP, JAMES M STANFORD
WAYNE G THOMSON
FOR	FOR	WITH	ISSUER	2. APPOINTMENT OF AUDITORS RICEWATERHOUSECOOPERS LLP AT A
REMUNERATION TO BE FIXED BY THE BOARD OF DIRECTORS
FOR	FOR	WITH	ISSUER	3. RECONFIRMATION OF THE SHAREHOLDER RIGHTS PLAN
FOR	FOR	WITH	ISSUER	4. AMENDMENT NO 1 TO THE EMPLOYEE STOCK OPTION PLAN
FOR	FOR	WITH	ISSUER	5. AMENDMENT NO 2 TO THE EMPLOYEE STOCK OPTION PLAN

AMERICAN ELECTRIC POWER	4/24/2007			2000	25537101	AEP
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
E.R.BROOKS, D.M. CARLTON, R.D. CROSBYJR, J.P. DESBARRES
R.W. FRI, L.A.GOODSPEED, W.R. HOWELL, L.A. HUDSON JR, M.G. MORRIS
L.L.NOVELL III, R.L. SANDOR, D.G. SMITH, K.D. SULLIVAN
FOR	FOR	WITH	ISSUER	2. APPROVAL OF AEP SENIOR OFFICER INCENTIVE PLAN
FOR	FOR	WITH	ISSUER	3. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

E.I. DU PONT DE NEMOURS	4/25/2007			1600	263534109	DD
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
RICHRAD H BROWN, ROBERT A BROWN, BERTRAND P COLLOMB
CURTIS J CRAWFORD, JOHN T DILLON, ELEUTHERE I DU PONT
CHARLES O HOLLIDAYJR, LOIS D JULIBER, MASAHISA NAITOH
SEAN O'KEEFE, WILLIAM K. REILLY
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FOR	FOR	WITH	ISSUER	3. ON DUPONT EQUITY AND INCENTIVE PLAN
AGAINST	AGAINST	WITH	SHAREHOLDER	4. ON GENETICALLY MODIFIED FOOD
AGAINST	AGAINST	WITH	SHAREHOLDER	5. ON PLANT CLOSURE
AGAINST	AGAINST	WITH	SHAREHOLDER	6. ON REPORT OF PFOA
AGAINST	AGAINST	WITH	SHAREHOLDER	7. ON COSTS
AGAINST	AGAINST	WITH	SHAREHOLDER	8. ON GLOBAL WARMING
AGAINST	AGAINST	WITH	SHAREHOLDER	9. ON CHEMICAL FACILITY SECURITY

GENERAL ELECTRIC COMPANY	4/25/2007			2400	369604103	GE
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
JAMES I CASH JR, SIR WILLIAM M CASTELL, ANN M FUDGE, CLAUDIO X
GONZALEZ, SUSAN HOCKFIELD, JEFFREY R IMMELT, ANDREA JUNG
ALAN G LAFLEY, ROBERT W LANE, RALPH S LARSEN, ROCHELLE B LAZARUS
SAMM NUNN, ROGER S PENSKE, ROBERT J SWIERINGA, DOUGLAS A WARNER
ROBERT C WRIGHT.
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF KPMG
FOR	FOR	WITH	ISSUER	3. ADAOPTION OF MAJORITY VOTING FOR DIRECTORS
FOR	FOR	WITH	ISSUER	4. APPROVAL OF 2007 LONG TERM INCENTIVE PLAN
FOR	FOR	WITH	ISSUER	5. APPROVAL OF MATERIAL TERMS OF SENIOR OFFICER PERFORMANCE
GOALS.
AGAINST	AGAINST	WITH	SHAREHOLDER	6. CUMULATIVE VOTING
AGAINST	AGAINST	WITH	SHAREHOLDER	7. CURB OVER-EXTENDED DIRECTORS
AGAINST	AGAINST	WITH	SHAREHOLDER	8. ONE DIRECTOR FROM THE RANKS OF RETIREES
AGAINST	AGAINST	WITH	SHAREHOLDER	9. INDEPENDENT BOARD CHAIRMAN
AGAINST	AGAINST	WITH	SHAREHOLDER	10. ELEMINATE DIVIDEND EQUIVALENTS
AGAINST	AGAINST	WITH	SHAREHOLDER	11. REPORT ON CHARITABLE CONTRIBUTIONS
AGAINST	AGAINST	WITH	SHAREHOLDER	12. GLOBAL WARMING REPORT
AGAINST	AGAINST	WITH	SHAREHOLDER	13. ETHICAL CRITERIA FOR MILITARY CONTRACTS
AGAINST	AGAINST	WITH	SHAREHOLDER	14. REPORT ON PAY DIFFERENTIAL

WYETH	4/26/2007			1200	983024100	WYE
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
ROBERT ESSNER, JOHN D FEERICK, FRANCES D FERGUSSON, VICTOR F GANZI
ROBERT LANGER, JOHN P MASCOTTE, RAYMOND J MCGUIRE, MARY L POLAN
BERNARD POUSSOT, GARY LA ROGERS, IVAN G SEIDENBERG
WALTER V SHIPLEY, JOHN R TORELL III
FOR	FOR	WITH	ISSUER	2. RATIFY PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT
PUBLIC ACCOUNTING FIRM FOR 2007.
FOR	FOR	WITH	ISSUER	3. TO AMEND THE CERTIFICATE OF INCORPORATION TO ELIMINATE
SUPERMAJORITY VOTE REQUIREMENTS
FOR	FOR	WITH	ISSUER	4. TO AMEND AND RESTATE THE 2005 STOCK INCENTIVE PLAN
AGAINST	AGAINST	WITH	SHAREHOLDER	5. DISCLOSURE OF ANIMAL WELFARE POLICY
AGAINST	AGAINST	WITH	SHAREHOLDER	6. REPORT ON LIMITED SUPPLY OF PRESCRIPTION DRUGS IN CANADA
AGAINST	AGAINST	WITH	SHAREHOLDER	7. DISCLOSURE OF POLITICAL CONTRIBUTIONS
AGAINST	AGAINST	WITH	SHAREHOLDER	8. RECOUPLMENT OF INCENTIVE BONUSES
AGAINST	AGAINST	WITH	SHAREHOLDER	9. INTERLOCKING DIRECTORSHIPS
10. PROPOSAL WITHDRAWN- NO VOTE
AGAINST	AGAINST	WITH	SHAREHOLDER	11. SEPERATING THE ROLE OF CHAIRMAN AND CEO
AGAINST	AGAINST	WITH	SHAREHOLDER	12. STOCKHOLDER ADVISORY VOTE ON COMPENSATION

ALTRIA GROUP INC	4/26/2007			1400	02209S103	MO
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
ELIZABETH E BAILEY, HAROLD BROWN, MATHIS CABIALLAVETTA
LOUIS C CAMILLERI, J DDLEY FISHBURN, ROBERT ER HUNTLEY
THOMAS W JONES, GEORGE MUNOZ, LUCIO A NOTO, JOHN S REED
STEPHEN M WOLF
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF THE SELECTION OF INDEPENDENT AUDITORS
AGAINST	AGAINST	WITH	SHAREHOLDER	3. CUMULATIVE VOTING
AGAINST	AGAINST	WITH	SHAREHOLDER	4. INFORMING CHILDREN OF THEIR RIGHTS IF FORCED TO INCUR SECOND
HAND SMOKE
AGAINST	AGAINST	WITH	SHAREHOLDER	5. STOP ALL COMPANY SPONSORED CAMPAIGNS ALLEGDLY ORIENTED TO
PREVENT YOUTH FROM SMOKING
AGAINST	AGAINST	WITH	SHAREHOLDER	6. GET OUT OF TRADITIONAL TOBACCO BUSINESS
AGAINST	AGAINST	WITH	SHAREHOLDER	7. ANIMAL WELFARE POLICY

APACHE CORPORATION	5/2/2007			1000	37411105	APA
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTOR EUGENE C FIEDOREK
FOR	FOR	WITH	ISSUER	2. ELECTION OF DIRECTOR PATRICIA ALBJERG GRAHAM
FOR	FOR	WITH	ISSUER	3. ELECTION OF DIRECTOR F.H. MERELLI
FOR	FOR	WITH	ISSUER	4. ELECTION OF DIRECTOR RAYMOND PLANK
FOR	FOR	WITH	ISSUER	5. APPROVAL OF 2007 OMNIBUS EQUITY COMPENSATION PLAN
AGAINST	AGAINST	WITH	SHAREHOLDER	6. STOCKHOLDER PROPOSAL: REIMBURSEMENT OF PROXY EXPENSES

ENTERGY CORPORATION	5/4/2007			1000	29364G103	ETR
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
M.S. BATEMAN, W.F. BLOUNT, S.D. DEBREE, G.W. EDWARDS, A.M. HERMAN
D.C. HINTZ, J.W. LEONARD, S.L. LEVENICK, J.R. NICHOLS, W.A. PERCY III
W.J. TAUZIN, S.V. WILKINSON
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTANTS FOR 2007
AGAINST	AGAINST	WITH	SHAREHOLDER	3. POLITICAL CONTRIBUTION POLICY
AGAINST	AGAINST	WITH	SHAREHOLDER	4. LIMITATION ON MANAGEMENT COMPENSATION

EXELON CORPORATION	5/8/2007			1600	30161N101	EXC
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS
N. DEBENEDICTS, SUE L GIN, W.C. RICHARDSON, THOMAS J RIDGE,
DON THOMPSON, STEPHEN D STEINOUR
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF INDEPENDENT ACCOUNTANT
FOR	FOR	WITH	ISSUER	3. AMENDMENT TO ARTICLES OF INCORPORATION TO ALLOW FOR THE
ANNUAL ELECTION FO ALL DIRECTORS BEGINNING IN 2008.
AGAINST	AGAINST	WITH	SHAREHOLDER	4. REQUIRE SHAREHOLDER APPROVAL OF FUTURE EXECUTIVE SEVERANCE
BENEFITS

CONOCOPHILLIPS	5/9/2007			1000	20825C104	COP
FOR	FOR	WITH	ISSUER	1. ELECTION OF CLASS II DIRECTORS
JAMES E COPELAND JR, KENNETH M DUBERSTEIN, RUTH R HARKIN,
WILLIAM R RHODES, J STAPLETON ROY, WILLIAM E WADE JR.
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007
AGAINST	AGAINST	WITH	SHAREHOLDER	3. CORPORATE POLITICAL CONTRIBUTIONS
AGAINST	AGAINST	WITH	SHAREHOLDER	4. GLOBAL WARMING RENEWABLES
AGAINST	AGAINST	WITH	SHAREHOLDER	5. QUALIFICATION FOR DIRECTOR NOMINEES
AGAINST	AGAINST	WITH	SHAREHOLDER	6. DRILLING IN SENSITIVE/PROTECTED AREAS
AGAINST	AGAINST	WITH	SHAREHOLDER	7. REPORT ON RECOGNITION OF INDIGENOUS RIGHTS
AGAINST	AGAINST	WITH	SHAREHOLDER	8. COMMUNITY ACCOUNTABILITY

TALISMAN ENERGY INC	5/9/2007			3600	87425E103	TLM
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
DOUGLAS D BALDWIN, JAMES W BUCKEE, WILLIAM R P DALTON,
KEVIN S DUNNE, LAWRENCE G TAPP, STELLA M THOMPSON, ROBERT G WELTY
CHARLES R WILLIAMSON, CHARLES W WILSON
FOR	FOR	WITH	ISSUER	2. REAPPOINTMENT OF ERNST & YOUNG LLP, CHARTERED ACCOUNTANTS, AS
AUDITOR OF THE COMPANY FOR THE ENSUING YEAR.

REYONLDS AMERICAN INC	5/11/2007			1200	761713106	RAI
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS ( AS A GROUP)
MARTIN D FEINSTEIN, SUSAN M IVEY, NEIL R WITHINGTON, JOHN T CHAIN JR
FOR	FOR	WITH	ISSUER	2. APPROVAL OF AN AMENDMENT TO THE ARTICLES OF INCORPORATION
INCREASING THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK
FROM 400,000,000 TO 800,000,000.
FOR	FOR	WITH	ISSUER	3. RATIFICATION OF KPMG LLP AS INDEPENDENT AUDITORS

JP MORGAN CHASE & CO	5/15/2007			1600	46625H100	JPM
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
CRANDALL C BOWLES, STEPHEN B BURKE, JAMES S CROWN, JAMES DIMON
ELLEN V FUTTER, WILLIAM H GRAY III, LABAN P JACKSON JR, ROBERT I LIPP
DAVID C NOVAK, LEE R RAYMOND, WILLIAM C WELDON
FOR	FOR	WITH	ISSUER	2. APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
AGAINST	AGAINST	WITH	SHAREHOLDER	3. STOCK OPTIONS
AGAINST	AGAINST	WITH	SHAREHOLDER	4. PERFORMANCE BASED RESTRICTED STOCK
AGAINST	AGAINST	WITH	SHAREHOLDER	5. EXECUTIVE COMPENSATION APPROVAL
AGAINST	AGAINST	WITH	SHAREHOLDER	6. SEPARATE CHAIRMAN
AGAINST	AGAINST	WITH	SHAREHOLDER	7. CUMULATIVE VOTING
AGAINST	AGAINST	WITH	SHAREHOLDER	8. MAJORITY VOTING FOR DIRECTORS
AGAINST	AGAINST	WITH	SHAREHOLDER	9. POLITICAL CONTRIBUTIONS REPORT
AGAINST	AGAINST	WITH	SHAREHOLDER	10. SLAVERY APOLOGY REPORT

FEDERATED DEPARTMENT STORES	5/18/2007			2000	31410H101	FD
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
SARA LEVINSON, JOSEPH NEUBAUER, JOSEPH PICHLER, JOYCE M. ROCHE
KARL VON DER HEYDEN, CRAIG E WEATHERUP
FOR	FOR	WITH	ISSUER	2. TO RATIFY THE APPOINTMENT OF KPMG LLP AS FEDERATED'S
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
YEAR ENDING FEBRUARY 2, 2008
FOR	FOR	WITH	ISSUER	3. TO APPROVE AN AMENDMENT TO FEDERATED'S CERTIFICATE OF
INCORPORATION TO CHANGE THE CORPORATE NAME
FOR	FOR	WITH	ISSUER	4. TO APPROVE FEDERATED'S 1992 INCENTIVE BONUS PLAN, AS AMENDED
FOR	FOR	WITH	ISSUER	5. TO APPROVE THE ISSUANCE OF COMMON STOCK UNDER THE DIRECTOR
DEFERRED COMPENSATION PLAN

THE SOUTHERN COMPANY	5/23/2007			2000	842587107	SO
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
J.P. BARANCO, D.J. BERN, F.S. BLAKE, T.F. CHAPMAN, H.W.HABERMEYER
D.M. JAMES, J.N. PURCELL, D.M. RATCLIFFE, W.G. SMITH, G.J. ST. PE
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE
COMPANY'S INDPENEDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007
AGAINST	AGAINST	WITH	SHAREHOLDER	3. STOCKHOLDER PROPOSAL ON ENVIRONMENTAL REPORT

EXXON MOBIL CORPORATION	5/30/2007			500	30231G102	XOM
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
M.J. BOSKIN, W.W. GEORGE, J.R. HOUGHTON, W.R. HOWELL, R.C. KING
P.E. LIPPINCOTT, M.C. NELSON, S.J. PALMISANO, S.S. REINEMUND
W.V. SHIPLEY, J.S. SIMON, R.W. TILLERSON
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF INDEPENDENT AUDITORS
AGAINST	AGAINST	WITH	SHAREHOLDER	3. CUMULATIVE VOTING
AGAINST	AGAINST	WITH	SHAREHOLDER	4. SPECIAL SHAREHOLDER MEETINGS
AGAINST	AGAINST	WITH	SHAREHOLDER	5. BOARD CHAIRMAN AND CEO
AGAINST	AGAINST	WITH	SHAREHOLDER	6. DIVIDEND STRATEGY
AGAINST	AGAINST	WITH	SHAREHOLDER	7. SHAREHOLDER ADVISORY VOTE ON EXECUTIVE COMPENSATION
AGAINST	AGAINST	WITH	SHAREHOLDER	8. CEO COMPENSATION DECISIONS
AGAINST	AGAINST	WITH	SHAREHOLDER	9. EXECUTIVE COMPENSATION REPORT
AGAINST	AGAINST	WITH	SHAREHOLDER	10. EXECUTIVE COMPENSATION LIMIT
AGAINST	AGAINST	WITH	SHAREHOLDER	11. INCENTIVE PAY RECOUPMENT
AGAINST	AGAINST	WITH	SHAREHOLDER	12. POLITICAL CONTRIBUTIONS REPORT
AGAINST	AGAINST	WITH	SHAREHOLDER	13. AMENDMENT OF EEO POLICY
AGAINST	AGAINST	WITH	SHAREHOLDER	14. COMMUNITY ENVIRONMENTAL IMPACT
AGAINST	AGAINST	WITH	SHAREHOLDER	15. GREENHOUSE GAS EMMISIONS GOALS
AGAINST	AGAINST	WITH	SHAREHOLDER	16. CO2 INFORMATION AT THE PUMP
AGAINST	AGAINST	WITH	SHAREHOLDER	17. RENEWABLE ENERGY INVESTMENT LEVELS

DEVON ENERGY CORPORATION	6/6/2007			1200	25179M103	DVN
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
THOMAS F FERGUSON, DAVID M GARVIN, JOHN RICHELS
FOR	FOR	WITH	ISSUER	2. RATIFY THE APPOINTMENT OF THE COMPANY'S INDEPENDENT AUDITORS
FOR 2007.

GLOBAL SANTA FE CORPORATION	6/7/2007			1000	G3930E101	GSF
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
EDWARD R MULLER, JOHN L WHITMIRE
FOR	FOR	WITH	ISSUER	2. PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS
LLP AS THE COMPANYS INDEPENDENT AUDITORS FOR THE YEAR ENDING
DECEMBER 31,2007.

CATERPILLAR INC	6/13/2007			1600	149123101	CAT
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
JOHN T DILLON, JUAN GALLARDO, WILLIAM A OSBURN, EDWARD B RUST JR.
FOR	FOR	WITH	ISSUER	2. RATIFY AUDITORS
AGAINST	AGAINST	WITH	SHAREHOLDER	3. SEPARATE CEO & CHAIR
AGAINST	AGAINST	WITH	SHAREHOLDER	4. MAJORITY VOTE STANDARD

Account Name: Neiman Small Cap Value Fund
Custodian Name: US Bank

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

Vote	MRV	vs. Mgmt.	Author	Proposal

THE FINISH LINE, INC.	7/20/2006			400	317923100	FINL
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
LARRY J. SABOLSKY, BILL KIRKENDALL, WILLIAM P. CARMICHAEL
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE
COMPANY'S INDEPENDENT AUDITORS FOR THE COMPANY'S FISCAL
YEAR ENDING MARCH 3, 2007.

COMMERCIAL CAPITAL BANCORP	7/25/2006			400	20162L105	CCBI
FOR	FOR	WITH	ISSUER	1. PROPOSAL TO APPROVE AND ADOPT THE AGREEMENT AND PLAN
OF MERGER DATED AS OF APRIL 23, 2006, AMONG WASHINGTON
MUTUAL, INC, BRUIN ACQUISITION INC, AND COMMERCIAL CAPITAL
BANCORP, INC.
FOR	FOR	WITH	ISSUER	PROPOSAL TO GRANT DISCRETIONARY AUTHORITY TO ADJOURN THE
SPECIAL MEETING IF NECESSARY TO PERMIT FURTHER SOLICITATIONS
OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE
SPECIAL MEETING TO APPROVE AND ADOPT THE AGREEMENT AND
OF MERGER

HELEN OF TROY LIMITED	8/8/2006			400	G4388N106	HELE
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
GARY B. ABROMOVITZ, JOHN B. BUTTERWORTH, TIMOTHY F. MEEKER,
BYRON H. RUBIN, GERALD J. RUBIN, STANLEE N. RUBIN,
ADOLPHO R. TELLES, DARREN G. WOODY.
FOR	FOR	WITH	ISSUER	2. TO APPOINT KPMG LLP AS THE COMPANY'S INDEPENDENT AUDITOR
AND REGISTERED PUBLIC ACCOUNTING FIRM TO SERVE FOR THE
2007 FISCAL YEAR AND TO AUTHORIZE THE AUDIT COMMITTEE OF THE
BOARD OF DIRECTORS TO SET THE AUDITOR'S REMUNERATION.

JACKSON HEWITT TAX SERVICE INC	9/20/2006			300	468202106	JTX
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
JAMES C. SPIRA
FOR	FOR	WITH	ISSUER	2. TO APPROVE THE JACKSON HEWITT TAX SERVICE INC AMENDED
AND RESTATED 2004 EQUITY AND INCENTIVE PLAN
FOR	FOR	WITH	ISSUER	3. TO RATIFY THE APPOINTMENT OF DELOITTE &TOUCHE LLP AS THE
COMPANY'S AUDITORS FOR THE FISCAL YEAR ENDING APRIL, 30 2007.

FIRST COMMUNITY BANCORP	9/27/2006			200	31983B101	FCBP
FOR	FOR	WITH	ISSUER	1. TO APPROVE AN AMENDMENT TO SECTION 2.1 OF FIRST COMMUNITY'S
BYLAWS, MORE FULLY DESCRIBED IN THE JOINT PROXY STATEMENT-
PROSPECTUS OF FIRST COMMUNITY DATED AUGUST 23, 2006.
FOR	FOR	WITH	ISSUER	2. TO APPROVE AN ADJOURNMENT OR POSTPONEMENT OF THE SPECIAL
MEETING IF NEXESSARY TO SOLICIT ADDITIONAL PROXIES.

OMNIVISION TECHNOLOGIES INC	9/28/2006			700	682128103	OVTI
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
JOSEPH JENG, DWIGHT STEFFENSEN
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS THE
COMPANY'S INDEPENDENT PUBLIC ACCOUNTING FIRM FOR THE
FISCAL YEAR ENDING April 20, 2007

FIRST ACCEPTANCE CORPORATION	11/9/2006			700	318457108	FAC
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
RHODES R BOBBITT, HARVEY B CASH, DONALD J EDWARDS
GERALD J FORD, STEPHEN J HARRISON, THOMAS M HARRISON JR
TOM C NICHOLS, LYNDON L OLSON JR, WILLIAM A SHIPP JR.
FOR	FOR	WITH	ISSUER	2. TO RATIFY THE ELECTION OF ERNST & YOUNG LLP AS INDEPENDENT
AUDITORS FOR THE COMPANY FOR THE FISCAL YEAR ENDING
JUNE 30, 2007.

BJ SERVICES	1/30/2007			1600	55482103	BJS
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
DON D JORDAN, WILLIAM H WHITE

HEADWATERS INCORPORATED	2/27/2007			600	42210P102	HW
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
R SAM CHRISTENSEN, WILLIAM S DICKINSON, MALYN K MALQUIST
FOR	FOR	WITH	ISSUER	2. RATIFY THE SELECTION BY THE BOARD OF ERNST & YOUNG LLP AS
INDEPENDENT AUDITORS OF HEADWATERS FOR FISCAL 2007.

ROFIN-SINAR TECHNOLOGIES	3/15/2007			300	775043102	RSTI
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
CARL F BAASEL, GARY K WILLIS, DANIEL J SMOKE
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS
THE COMPANY'S INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR
ENDING SEPTEMBER 30, 2007.
FOR	FOR	WITH	ISSUER	3. APPROVAL OF THE ROFIN-SINAR TECHNOLOGIES, INC INCENTIVE
STOCK PLAN

Account Name: Neiman Fusion Fund
Custodian Name: US Bank

There were no shareholder meetings held during the period covered by this report with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/ Harvey Neiman

      Harvey Neiman, President

Date:      8/3/2007